Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets [Abstract]
Reconciliation of carrying amount of intangible assets
At December 31, 2023
Intellectual

property
Cost
Beginning of year $ 118,819
End of year 118,819
Accumulated amortization and impairment
Beginning of year 71,758
Amortization charge 3,484
End of year 75,242
Net book value at December 31, 2023 $ 43,577
At December 31, 2022
Intellectual

Contracts property Total
Cost
Beginning of year $ 110,618 $ 118,819 $ 229,437
Effect of movements in exchange rates 8,027 - 8,027
End of year 118,645 118,819 237,464
Accumulated amortization and impairment
Beginning of year 109,886 68,304 178,190
Amortization charge 739 3,454 4,193
Effect of movements in exchange rates 7,964
-
7,964
End of year 118,589 71,758 190,347
Net book value at December 31, 2022 $ 56 $ 47,061 $ 47,117